SLiabilities Subject to Compromise - ummary of Certain Information with Respect to Outstanding Credit Facilities with BNDES (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Oi Loans [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Outstanding credit Facility	R$ 851	R$ 851
Telemar Loans [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Outstanding credit Facility	1,494	1,494
Oi Movel Loans [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Outstanding credit Facility	R$ 982	R$ 982